UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:   12/31/05
                                                       ----------

Check  here  if  Amendment  [  ];  Amendment  Number:
 This  Amendment  (Check  only  one.):  [  ]  is  a  restatement.
                                        [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:      Harleysville  Group  Inc.
          -------------------------------
Address:   355  Maple  Avenue
          -------------------------------
           Harleysville,  PA  19438-2297
          -------------------------------

Form  13F  File  Number:  28-  4718
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:    Mark  R.  Cummins
        ------------------------------------------
Title:   Executive  Vice  President  &  Treasurer
        ------------------------------------------
Phone:   215-256-5025
        ------------------------------------------

Signature,  Place,  and  Date  of  Signing:

      /s/Mark  R.  Cummins       Harleysville,  PA      January  30,  2006
     ----------------------     -------------------    --------------------
          [Signature]             [City,  State]             [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number       Name

     28-
        ---------                  -------------------------------
    [Repeat  as  necessary.]


                              Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:           0
                                              --------

Form  13F  Information  Table  Entry  Total:     70
                                              --------

Form  13F  Information  Table  Value  Total:  $457,359
                                              --------
                                          (in  thousands)


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.            Form  13F  File  Number       Name

      0             28-4718                             NONE    .
     ---               ----                       -----------------
     [Repeat  as  necessary]

HARLEYSVILLE GROUP INC
December 31, 2005
FORM 13F INFORMATION TABLE











COLUMN  1                  COLUMN  2       COLUMN 3    COLUMN 4   COLUMN 5           COLUMN 6    COLUMN 7      COLUMN 8
                                                         VALUE   SHARES/  SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABS                 COM           002824-10-0    5,259   133,370   SH         SOLE         N/A     133,370
AIR PRODUCTS & CHEMICALS    COM           009158-10-6    7,163   121,020   SH         SOLE         N/A     121,020
ALLSTATE  CORP              COM           020002-10-1    7,313   135,250   SH         SOLE         N/A     135,250
ALTRIA  GROUP  INC          COM           02209S-10-3    1,049    14,040   SH         SOLE         N/A      14,040
AMERICAN INTL GROUP INC     COM           026874-10-7    3,701    54,240   SH         SOLE         N/A      54,240
AMGEN  INC                  COM           031162-10-0   12,580   159,520   SH         SOLE         N/A     159,520
AUTOMATIC DATA PROCESSING   COM           053015-10-3    4,946   107,750   SH         SOLE         N/A     107,750
BOC GROUP PLC               COM           055617-60-9    1,005    24,360   SH         SOLE         N/A      24,360
BP  PLC                     COM           055622-10-4      894    13,920   SH         SOLE         N/A      13,920
BANK OF AMERICA CORP.       COM           060505-10-4    9,968   216,000   SH         SOLE         N/A     216,000
BANK  NEW  YORK  INC        COM           064057-10-2    6,425   201,730   SH         SOLE         N/A     201,730
BARCLAYS  PLC               COM           06738E-20-4    1,028    24,440   SH         SOLE         N/A      24,440
BELLSOUTH  CORP             COM           079860-10-2    1,040    38,380   SH         SOLE         N/A      38,380
BRISTOL  MYERS  SQUIBB CO   COM           110122-10-8      929    40,410   SH         SOLE         N/A       40,41
CANADIAN  NATL  RY  CO      COM           136375-10-2    5,280    66,010   SH         SOLE         N/A      66,010
CHEVRONTEXACO  CORP         COM           166764-10-0   11,995   211,290   SH         SOLE         N/A     211,290
CINCINNATI  FINL  CORP      COM           172062-10-1    3,853    86,238   SH         SOLE         N/A      86,238
CISCO  SYSTEMS  INC         COM           17275R-10-2   10,739   627,259   SH         SOLE         N/A     627,259
CITIGROUP  INC              COM           172967-10-1   13,841   285,214   SH         SOLE         N/A     285,214
COMCAST  CORP  NEW          COM           20030N-10-1    4,416   170,370   SH         SOLE         N/A     170,370
CONSOLIDATED  EDISON  INC   COM           209115-10-4      945    20,400   SH         SOLE         N/A      20,400
DELL  COMPUTER  CORP        COM           247025-10-9    6,676   222,900   SH         SOLE         N/A     222,900
DISNEY  (WALT)  COMPANY     COM           254687-10-6   10,555   440,335   SH         SOLE         N/A     440,335
DU PONT  E I DE NEMOURS     COM           263534-10-9    1,061    24,960   SH         SOLE         N/A      24,960
EMERSON ELECTRIC CO         COM           291011-10-4    1,122    15,020   SH         SOLE         N/A      15,020
EXXON  MOBIL  CORP          COM           30231G-10-2   13,398   238,520   SH         SOLE         N/A     238,520
FPL  GROUP  INC             COM           302571-10-4      906    21,790   SH         SOLE         N/A      21,790
GENERAL ELECTRIC COMPANY    COM           369604-10-3   19,875   567,055   SH         SOLE         N/A     567,055
HARBOR FUND               EQUITY MUT FD   411511-30-6    6,268   127,099   SH         SOLE         N/A     127,099
HARLEYSVILLE  NATL  CORP    COM           412850-10-9    5,415   283,504   SH         SOLE         N/A     283,504
HARLEYSVILLE SAVINGS ASSN   COM           412856-10-6    2,224   123,748   SH         SOLE         N/A     123,748
HARTFORD  FINL SVCS GROUP   COM           416515-10-4    3,928    45,730   SH         SOLE         N/A      45,730
HOME DEPOT INC              COM           437076-10-2    9,230   228,020   SH         SOLE         N/A     228,020
ILLINOIS TOOL  WORKS INC    COM           452308-10-9    4,211    47,860   SH         SOLE         N/A      47,860
INTEL CORPORATION           COM           458140-10-0    8,774   351,510   SH         SOLE         N/A     351,510
IBM CORPORATION             COM           459200-10-1   10,692   130,070   SH         SOLE         N/A     130,070
JP MORGAN CHASE & CO        COM           46625H-10-0    7,849   197,756   SH         SOLE         N/A     197,756
JEFFERSON PILOT CORP        COM           475070-10-8    1,128    19,810   SH         SOLE         N/A      19,810
JOHNSON & JOHNSON           COM           478160-10-4   12,644   210,380   SH         SOLE         N/A     210,380
KEYSPAN CORP                COM           49937W-10-0      961    26,940   SH         SOLE         N/A      26,940
KIMBERLY CLARK CORP         COM           494368-10-3      973    16,320   SH         SOLE         N/A      16,320
LILLY ELI & CO              COM           532457-10-8    1,006    17,770   SH         SOLE         N/A      17,770
LOWES COS INC               COM           548661-10-7    7,701   115,520   SH         SOLE         N/A     115,520
MEDTRONIC INC               COM           585055-10-6    8,205   142,530   SH         SOLE         N/A     142,530
MICROSOFT CORPORATION       COM           594918-10-4   13,481   515,540   SH         SOLE         N/A     515,540
NATIONAL GRID TRANSCO PLC   COM           636274-30-0      982    20,170   SH         SOLE         N/A      20,170
NOKIA CORP                  COM           654902-20-4    1,092    59,690   SH         SOLE         N/A      59,690
NORTH FORK BANCORPORATION   COM           659424-10-5      714    26,080   SH         SOLE         N/A      26,080
PPG INDS INC                COM           693506-10-7      935    16,150   SH         SOLE         N/A      16,150
PEPSICO INC                 COM           713448-10-8    5,123    86,710   SH         SOLE         N/A      86,710
PFIZER  INC                 COM           717081-10-3    7,748   332,235   SH         SOLE         N/A     332,235
PITNEY BOWES INC            COM           724479-10-0      959    22,690   SH         SOLE         N/A      22,690
PROCTER & GAMBLE CO         COM           742718-10-9   14,443   249,525   SH         SOLE         N/A     249,525
QUALCOMM INC                COM           747525-10-3    7,685   178,400   SH         SOLE         N/A     178,400
ROYAL DUTCH SHELL PLC       COM           780259-20-6      856    13,920   SH         SOLE         N/A      13,920
SCHLUMBERGER LTD            COM           806857-10-8   10,925   112,450   SH         SOLE         N/A     112,450
SOUTHERN CO                 COM           842587-10-7      974    28,200   SH         SOLE         N/A      28,200
STRYKER CORP                COM           863667-10-1    1,891    42,560   SH         SOLE         N/A      42,560
SUNTRUST BKS INC            COM           867914-10-3    1,037    14,250   SH         SOLE         N/A      14,250
SYSCO CORP                  COM           871829-10-7    7,917   254,990   SH         SOLE         N/A     254,990
TRANSCANADA CORP            COM           89353D-10-7    1,115    35,420   SH         SOLE         N/A      35,420
US BANCORP                  COM           902973-30-4    1,008    33,730   SH         SOLE         N/A      33,730
UNILEVER PLC                COM           904767-70-4      955    23,800   SH         SOLE         N/A      23,800
UNITED PARCEL SERVICE INC   COM           911312-10-6    6,308    83,940   SH         SOLE         N/A      83,940
UNITED TECHNOLOGIES CORP    COM           913017-10-9    7,003   125,260   SH         SOLE         N/A     125,260
VANGUARD INTL GROWTH      INTL GRWTH FD   921910-20-4   12,894   192,988   SH         SOLE         N/A     192,988
VANGUARD INSTL INDEX FD   EQUITY MUT FD   922040-10-0   66,318   581,687   SH         SOLE         N/A     581,687
WACHOVIA CORP               COM           929903-10-2    1,069    20,230   SH         SOLE         N/A      20,230
WALLGREEN COMPAY            COM           931422-10-9   13,486   304,710   SH         SOLE         N/A     304,710
WELLS FARGO & CO NEW        COM           949746-10-1   11,270   179,380   SH         SOLE         N/A     179,380
